SHARE CAPITAL	12 Months Ended
Dec. 31, 2015
SHARE CAPITAL [Abstract]
SHARE CAPITAL
11.	SHARE CAPITAL

Common shares and shareholders

On July 2, 2012, the shareholders of the Company at a Special General Meeting approved the increase in authorized share capital from 100,000,000 to 250,000,000 shares of common stock with a par value of $0.01 per share, and approved the adoption of the Third Amended and Restated Memorandum of Association and Sixth Amended and Restated Articles of Association.

On December 12, 2012, we entered into an investment agreement with Sparrow Capital Investments Ltd. or Sparrow, a subsidiary of Southern Cross Latin America Private Equity Fund III, L.P. and Southern Cross Latin America Private Equity Fund IV, L.P. or Southern Cross, pursuant to which we sold 110,000,000 shares of newly issued common stock to Sparrow at a purchase price of $2.00 per share. Concurrently Sparrow designated Sparrow CI Sub Ltd. to receive 16,060,000 shares of common stock of Ultrapetrol.

At December 31, 2015, the outstanding common shares are 140,729,487 par value $.01 per share and all the shares of the Company have one vote.

At December 31, 2015, our shareholders Sparrow and Sparrow CI Sub Ltd. (a wholly owned subsidiary of Sparrow), hold 103,206,821 and 16,060,000 shares, respectively, which represent 73.34% and 11.41% of the outstanding shares, respectively.  The joint voting power for these shares represents 84.75% of the total voting power.

Listing Transfer to NASDAQ Stock Exchange ("NASDAQ") Capital Market

On August 27, 2015, the Company received notice dated August 25, 2015, from the NASDAQ indicating that the Company's common stock was not in compliance with NASDAQ's continued listing standard requiring a minimum closing bid price of at least one dollar per share over the preceding 30 consecutive business days. This notice did not have an immediate effect on the listing of our common shares.

Under the NASDAQ's rules, the Company had a period of six months from the date of the NASDAQ notice to regain compliance. If, at any time during the 180 day period, the closing bid price for the Company's common stock would have been at least one dollar for a minimum of ten consecutive business days, compliance had been regained and the matter had been closed.

On February 9, 2016, the Company received another notice from the NASDAQ indicating that the Company's common stock was not in compliance with NASDAQ's continued listing standard requiring a minimum market value of publicly held shares of $5,000 for the preceding 30 consecutive business days. This notice did not have an immediate effect on the listing of Ultrapetrol's common shares.

Under the NASDAQ's rules, the Company has a period of six months from the date of the NASDAQ notice to regain compliance. If, at any time during the 180 day period, the minimum market value of publicly held shares exceeds $5,000 for a minimum of ten consecutive business days, compliance will be regained and the matter will be closed.

On February 22, 2016, Ultrapetrol announced that its application to be listed on the NASDAQ Capital Market has been approved by NASDAQ.  Effective February 23, 2016, the Company’s stock are listed on the NASDAQ Capital Market, rather than on NASDAQ’s Global Select Market. The move to the NASDAQ Capital Market will not affect the listing or trading of the Company’s common stock.

By transferring to the NASDAQ Capital Market, the Company regained compliance with the continued listing standard for the minimum required market value of its publicly held shares.  Also in connection with the Company’s move to the NASDAQ Capital Market, NASDAQ has extended the period during which the Company must come into compliance with the minimum bid price per share requirement through August 22, 2016. If at any time during that period, the closing bid price of the Company’s common stock is at least one dollar per share for a minimum of ten consecutive business days, compliance will be regained and the matter will be closed.

2008 Share repurchase program

Ultrapetrol's Board of Directors has approved a share repurchase program, effective March 17, 2008, for up to a total of $50,000 of the Company's common stock through December 31, 2008.

The expiration date of the share repurchase program was extended by the Board of Directors until September 30, 2009, when it finally expired.

At December 31, 2015 the Company had repurchased a total of 3,923,094 common shares, at a total cost of $19,488.

Registration rights agreements

On December 12, 2012, the Company entered into a new registration rights agreement with Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels, pursuant to which the Company has granted them and certain of their transferees, the right, under certain circumstances and subject to certain restrictions, including any applicable lock-up agreements then in place, to require the Company to register under the Securities Act shares of the Company’s common stock held by them. Under the registration rights agreement, these persons will have  the right to request the  Company to register the sale of shares held by them on their behalf and may also require the Company to make available shelf registration statements permitting sales of shares into the market from time to time over an extended period. In addition, these persons will have the ability to exercise certain piggyback registration rights in connection with registered offerings requested by shareholders or initiated by the Company.

On September 3, 2014, the Company entered into an amended and restated registration rights agreement, which amended and restated the registration rights agreement signed on December 12, 2012 between Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels to remove the latter two as parties thereto.